Derecognition of financial assets	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Derecognition of financial assets
9.	Derecognition of financial assets

Securitization of residential mortgage loans

The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program, and/or to third-party investors. The Trust issues securities to third-party investors.

The sale of mortgages under the above program does not meet the derecognition requirements, where the Bank retains the pre-payment and interest rate risks associated with the mortgages, which represents substantially all the risk and rewards associated with the transferred assets.

The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2019(1)	April 30 2019(1)	October 31 2018(1)
Assets
Carrying value of residential mortgage loans	$20,765	$21,110	$20,498
Other related assets(2)	4,193	3,285	2,679
Liabilities
Carrying value of associated liabilities	$22,512	$21,994	$21,459
(1)

The fair value of the transferred assets is $25,364 (April 30, 2019 – $24,723; October 31, 2018 – $23,237) and the fair value of the associated liabilities is $24,683 (April 30, 2019 – $23,822; October 31, 2018 – $22,468) for a net position of $681 (April 30, 2019 – $901; October 31, 2018 – $769).

(2)

These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans

The Bank securitizes a portion of its unsecured personal lines of credit, credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal and credit cards loans.

During the second quarter, the Bank securitized the following receivables:

•

$1,792 million of the Bank’s Canadian credit card receivables were securitized in February 2019, on a revolving basis through Trillium Credit Card Trust II (Trillium), a Bank-sponsored consolidated structured entity. As at July 31, 2019, US $1,359 million ($1,793 million Canadian dollars) Class A senior notes and Class B and Class C subordinated notes were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at July 31, 2019, assets pledged in relation to these notes were credit card receivables, denominated in Canadian dollars, of $1,936 million.

•

$896 million of the Bank’s Canadian auto loan receivables were securitized in February 2019, through Securitized Term Auto Receivables Trust 2019-1 (START 2019-1), a Bank-sponsored consolidated structured entity. As at July 31, 2019, US $472 million ($624 million Canadian dollars) START 2019-1 Class A notes that were issued to third party investors were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at July 31, 2019, assets pledged in relation to these notes were Canadian auto loan receivables, denominated in Canadian dollars, of $740 million.

Securities sold under repurchase agreements and securities lent

The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position along with the cash collateral received from the counterparty that is classified as deposit liabilities.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2019(1)	April 30 2019(1)	October 31 2018(1)
Carrying value of securities associated with:
Repurchase agreements(2)	$107,139	$106,895	$82,816
Securities lending agreements	48,531	51,554	49,718
Total	155,670	158,449	132,534
Carrying value of associated liabilities(3)	$120,555	$124,331	$101,257
(1)

The fair value of transferred assets is $155,670 (April 30, 2019 – $158,449; October 31, 2018 – $132,534) and the fair value of the associated liabilities is $120,555 (April 30, 2019 – $124,331; October 31, 2018 – $101,257), for a net position of $35,115 (April 30, 2019 – $34,118; October 31, 2018 –$31,277).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.